Share Capital - Warrants (BSA) Equity Line Kepler (Details) - BSA		1 Months Ended		12 Months Ended
	May 18, 2022 shares	May 31, 2022	May 18, 2022	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure of classes of share capital
Number of warrants (BSAs) exercised (in shares)				0	0
Kepler Cheuvreux subscription agreement
Disclosure of classes of share capital
Underwriting agreement, maximum period		24 months		24 months
Underwriting agreement, maximum number of shares issued (in shares)	5,200,000			5,200,000
Underwriting agreement, term of exercise			120 days
Underwriting agreement, maximum extension period			6 months
Underwriting agreement, maximum discount		5.00%
Number of warrants (BSAs) exercised (in shares)				0
Kepler Cheuvreux subscription agreement | Maximum
Disclosure of classes of share capital
Underwriting agreement, percentage of total number of shares traded			25.00%